Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2020	$158,268	$6,309	$3,648	$168,225
Additions (note 5)	3,796	668	29	4,493
Disposals	—	(179)	(362)	(541)
Effect of foreign exchange differences	—	(15)	(9)	(24)
Balance at December 31, 2020	$162,064	$6,783	$3,306	$172,153
Additions	—	114	(1)	113
Disposals	(1,300)	(61)	(33)	(1,394)
Sold - discontinued operations (note 6)	(15,006)	(1,403)	(2,963)	(19,372)
Effect of foreign exchange differences	1	(2)	(19)	(20)
Balance at December 31, 2021	$145,759	$5,431	$290	$151,480

Accumulated amortization
Balance at January 1, 2020	$149,870	$3,039	$1,470	$154,379
Amortization expense	242	289	559	1,090
Disposals	—	(23)	(333)	(356)
Impairments (notes 6, 25)	480	1,072	15	1,567
Effect of foreign exchange differences	—	(12)	(7)	(19)
Balance at December 31, 2020	$150,592	$4,365	$1,704	$156,661
Amortization expense	316	1,248	399	1,963
Disposals	(1,298)	(51)	(34)	(1,383)
Sold - discontinued operations (note 6)	(8,698)	(533)	(1,772)	(11,003)
Impairments (notes 6, 25)	1,389	341	—	1,730
Effect of foreign exchange differences	16	(13)	(7)	(4)
Balance at December 31, 2021	$142,317	$5,357	$290	$147,964

Carrying amounts
At December 31, 2021	$3,442	$74	$—	$3,516
At December 31, 2020	11,472	2,418	1,602	15,492

Impairment losses of $341, $1,087 and $763 were recorded on certain licenses and patents pertaining to continuing operations (note 6) during the years ended December 31, 2021, 2020 and 2019, respectively, while impairment losses of $1,389, $480 and $4,533 were recorded on intangible assets pertaining to discontinued operations during the years ended December 31, 2021, 2020 and 2019, respectively.

The amortization expense for the year ended December 31, 2019 was $1,259.